Impact of COVID-19 and going concern (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from share issuance, net	$ 13,904,000	$ 0
Government wage-subsidy and other support programs	6,093,000
Net working capital	70,876,000	53,591,000
Cash and cash equivalents	64,262,000	46,012,000		$ 61,119,000
Restricted cash	2,177,000
Debt including royalties payable	101,440,000
Debt maturing in 2021	39,747,000
Current portion of long-term royalty payable	7,451,000	5,936,000
Net income (loss) from continuing operations	(7,359,000)	188,000
Net cash from (used in) operating activities of continuing operations	(35,149,000)	(15,685,000)
Dividends received from joint ventures	20,758,000	25,045,000
EDC Loan | Secured Debt
Debt Instrument [Line Items]
Long-term debt | €			€ 16,000,000
UniCredit and Deutsche Bank Loans | Secured Debt
Debt Instrument [Line Items]
Long-term debt	31,590,000		€ 27,000,000
Convertible unsecured notes due June 1, 2021 | Secured Debt
Debt Instrument [Line Items]
Converted amount	5,000,000
Proceeds from share issuance, net	14,376,000
HSBC Revolving Financing Facility | Secured Debt
Debt Instrument [Line Items]
Maximum draw amount	$ 20,000,000	$ 10,000,000